INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Narrative Abstract
Net operating loss carryforwards	$ 12,605,339	$ 8,631,157
Operating loss carryforward expirey year	Federal carryforward expires in 2037 and the state carryforward expires in 2022
Ownership change in subsidiary	50.00%
Change in valuation allowance	$ 1,198,842